Disclosure of key inputs of convertible debt (Details) - Convertible debts [member]	6 Months Ended		12 Months Ended
	Feb. 28, 2023 $ / shares	Feb. 28, 2023 $ / shares	Aug. 31, 2022 $ / shares	Aug. 31, 2022 $ / shares
IfrsStatementLineItems [Line Items]
Share price | (per share)	$ 1.71	$ 2.33	$ 0.72	$ 0.94
Dividend yield	0.00%	0.00%	0.00%	0.00%
Discount for lack of marketability	0.00%	0.00%	0.00%	0.00%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Risk free interest rate	4.60%	4.60%	2.85%	2.85%
Credit spread	3.43%	3.43%	10.13%	10.13%
Top of range [member]
IfrsStatementLineItems [Line Items]
Risk free interest rate	4.96%	4.96%	3.45%	3.45%
Credit spread	4.49%	4.49%	13.56%	13.56%